Consolidated Statements of Equity (Deficit) and Comprehensive Income (Loss) (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Dividends paid to parent, per share value	$ 7,500	$ 12,500
Additional paid-in capital
Dividends paid to parent, per share value	$ 7,500	$ 12,500